Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC LIFE FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 01, 2012
PL Portfolio Optimization Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PL Portfolio Optimization Conservative Fund
Objective [Heading]	rr_ObjectiveHeading	Investment goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This fund seeks current income and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table that follows describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section in this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2022. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual fund operating expenses or in the Examples, affect the fund’s performance. During the most recent fiscal year, the fund’s turnover rate was 10.20% of the average value of the fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.20%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Pacific Life Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other funds of Pacific Life Funds or other mutual funds. Each example assumes that you invest $10,000 in the noted share class of the fund for the time periods indicated, that your investment has a 5% return each year, and that the fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual period.

		Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of debt and equity securities. Under normal market conditions, the fund maintains a balance between the two major asset classes of debt and equity by allocating its assets in the following target amounts:

	Asset Class
Fund	Debt	Equity

PL Portfolio Optimization Conservative Fund	80%	20%

The fund is a “fund of funds” that invests primarily in a combination of other mutual fund portfolios of the Pacific Life Funds (Underlying Funds). Within the broad asset classes of debt and equity, the fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types. The portion of the fund invested in debt securities may be allocated to Underlying Funds that, in turn, invest in debt securities that may include, among others:

  Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;
  International debt securities, which may include emerging market debt;
  Debt instruments of varying duration;
  High-yield bonds;
  Floating rate loans;
  Inflation-indexed bonds; and
  Money market instruments.
The portion of the fund invested in equity securities may be allocated to Underlying Funds that, in turn, invest in equity securities that may include, among others:

  Growth, value and “core” stocks;
  Market capitalizations that represent large-, mid- and small-sized companies;
  Stocks of companies with a history of paying dividends;
  Sector funds;
  Domestic and international stocks, including emerging market stocks.
The fund may also, at any time, invest in Underlying Funds that hold other debt or equity securities. Underlying Funds may seek investment exposure through direct investments in securities or through derivatives. The fund may invest a significant portion of its assets in any single Underlying Fund. The fund will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by the investment adviser (PLFA); however, the fund’s assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Underlying Fund corresponds to the selected investment styles and security types, PLFA takes into account that an Underlying Fund may utilize more than one investment style and may invest in more than one type of security.

A two-step asset allocation process is used to construct the funds. The process begins by developing the fund’s target blend between the two broad asset classes and underlying investment styles within each broad asset class. This is then followed by determining target allocations among the various Underlying Funds in order to produce the desired risk/return profile. PLFA’s allocations among the Underlying Funds are determined using this asset allocation process which seeks to optimize returns for the fund by allocating among different asset classes given the desired risk/return profile of the fund. Periodically, PLFA will re-evaluate the fund’s allocations to the various Underlying Funds and may update the fund’s target allocations to such Underlying Funds at that time. PLFA may change the target allocations among asset classes and investment styles and/or the allocations to the Underlying Funds from time to time, based on PLFA’s assessment of market conditions or other factors.

When investing purchase proceeds and meeting redemptions for the fund, PLFA may use a methodology to identify assets to be purchased or sold by the fund that factors in the target allocations and the current allocations of the fund. This methodology is intended to help maintain target allocations, although there is no assurance that the fund will maintain its target allocations using this methodology.

		For additional information about the fund’s investment strategies, the names and investment strategies of the Underlying Funds in which the fund may invest and where to obtain information about the fund’s investments in the Underlying Funds as of the most recent month end, please see the Additional Information About Investments, Strategies and Risks section in this prospectus.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The fund may be affected by the following principal risks, among other non-principal risks:

  Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among those portfolios. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There’s a risk that you could achieve better returns by investing in an individual portfolio or portfolios representing a single asset class rather than using asset allocation.
  Conflicts of Interest Risk: PLFA may be subject to competing interests that have the potential to influence its investment decisions for the fund. For example, PLFA may be influenced by its view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions.
Principal risks from holdings in Underlying Funds
  Active Management Risk: There is no guarantee that the manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve the fund’s investment goal, which could have an adverse impact on the fund’s performance generally, relative to other funds with similar investment goals or relative to its benchmark.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency. Currency risk may also entail some degree of liquidity risk, particularly in emerging market currencies.
  Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.
  Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.
  Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the fund may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes the fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.
  High-Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.
  Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. In exchange for this potentially lower risk, the fund’s value may not rise as much as the value of a fund that emphasizes companies with smaller market capitalizations.
  Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the fund to lose more than the principal amount invested. Leverage can magnify the fund’s gains and losses and therefore increase its volatility.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If the fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact the fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair fund management and have unexpected consequences on particular markets, strategies, or investments.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  Price Volatility Risk: The market value of the fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.
  Short Sale Risk: A short sale involves the risk that the price at which the fund purchases a security to replace the borrowed security may be higher than the price that the fund sold the security, resulting in a loss to the fund. Such loss is theoretically unlimited. Short sales also involve certain costs and may expose the fund to leverage risk.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund from year-to-year and by showing how the fund’s returns compare to four broad-based benchmark indexes, which provide broad measures of market performance and correspond to four asset classes (fixed income, domestic equity, international equity and cash equivalents) that may be allocated to by the fund. The bar chart shows the performance of the fund’s Class A shares. The fund’s returns are also compared to its composite benchmark, which is comprised of up to the four broad-based indexes shown based on the target allocation(s) for the fund that were in effect through the periods shown.

		Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the fund by showing changes in the performance of the fund from year-to-year and by showing how the fund’s returns compare to four broad-based benchmark indexes, which provide broad measures of market performance and correspond to four asset classes (fixed income, domestic equity, international equity and cash equivalents) that may be allocated to by the fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The fund’s returns are also compared to its composite benchmark, which is comprised of up to the four broad-based indexes shown based on the target allocation(s) for the fund that were in effect through the periods shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 722-2333 (select Option 2)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mutualfunds.pacificlife.com/mfc/home/performance.html
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by year total return (%) as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the chart below. If these amounts were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A return for the period 1/1/12 through 3/31/12: 4.14% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 8.29%; Q3 2008: (4.95%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns For the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	(b) are shown for Class A shares only and will vary for other classes; and
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Class A shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of fund shares to offset other taxable capital gains.
PL Portfolio Optimization Conservative Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[2]
1 year	rr_ExpenseExampleYear01	670
3 years	rr_ExpenseExampleYear03	925
5 years	rr_ExpenseExampleYear05	1,227
10 years	rr_ExpenseExampleYear10	2,082
1 year	rr_ExpenseExampleNoRedemptionYear01	670
3 years	rr_ExpenseExampleNoRedemptionYear03	925
5 years	rr_ExpenseExampleNoRedemptionYear05	1,227
10 years	rr_ExpenseExampleNoRedemptionYear10	2,082
2004	rr_AnnualReturn2004	3.88%
2005	rr_AnnualReturn2005	2.61%
2006	rr_AnnualReturn2006	5.42%
2007	rr_AnnualReturn2007	6.27%
2008	rr_AnnualReturn2008	(10.26%)
2009	rr_AnnualReturn2009	18.49%
2010	rr_AnnualReturn2010	8.23%
2011	rr_AnnualReturn2011	2.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A return for the period 1/1/12 through 3/31/12:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.95%)
PL Portfolio Optimization Conservative Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.00%	[2]
1 year	rr_ExpenseExampleYear01	703
3 years	rr_ExpenseExampleYear03	1,027
5 years	rr_ExpenseExampleYear05	1,306
10 years	rr_ExpenseExampleYear10	2,238
1 year	rr_ExpenseExampleNoRedemptionYear01	203
3 years	rr_ExpenseExampleNoRedemptionYear03	627
5 years	rr_ExpenseExampleNoRedemptionYear05	1,106
10 years	rr_ExpenseExampleNoRedemptionYear10	2,238
PL Portfolio Optimization Conservative Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.00%	[2]
1 year	rr_ExpenseExampleYear01	303
3 years	rr_ExpenseExampleYear03	627
5 years	rr_ExpenseExampleYear05	1,106
10 years	rr_ExpenseExampleYear10	2,429
1 year	rr_ExpenseExampleNoRedemptionYear01	203
3 years	rr_ExpenseExampleNoRedemptionYear03	627
5 years	rr_ExpenseExampleNoRedemptionYear05	1,106
10 years	rr_ExpenseExampleNoRedemptionYear10	2,429
PL Portfolio Optimization Conservative Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%	[2]
1 year	rr_ExpenseExampleYear01	153
3 years	rr_ExpenseExampleYear03	474
5 years	rr_ExpenseExampleYear05	848
10 years	rr_ExpenseExampleYear10	1,898
1 year	rr_ExpenseExampleNoRedemptionYear01	153
3 years	rr_ExpenseExampleNoRedemptionYear03	474
5 years	rr_ExpenseExampleNoRedemptionYear05	848
10 years	rr_ExpenseExampleNoRedemptionYear10	1,898
PL Portfolio Optimization Conservative Fund | (before taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A (before taxes)
1 year	rr_AverageAnnualReturnYear01	(3.03%)
5 years	rr_AverageAnnualReturnYear05	3.47%
Since Inception date	rr_AverageAnnualReturnSinceInception	3.66%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
PL Portfolio Optimization Conservative Fund | (before taxes) | Class B
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	B (before taxes)
1 year	rr_AverageAnnualReturnYear01	(3.14%)
5 years	rr_AverageAnnualReturnYear05	3.57%
Since Inception date	rr_AverageAnnualReturnSinceInception	3.73%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
PL Portfolio Optimization Conservative Fund | (before taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	C (before taxes)
1 year	rr_AverageAnnualReturnYear01	0.89%
5 years	rr_AverageAnnualReturnYear05	3.92%
Since Inception date	rr_AverageAnnualReturnSinceInception	3.73%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
PL Portfolio Optimization Conservative Fund | (before taxes) | Class R
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	R (before taxes)
1 year	rr_AverageAnnualReturnYear01	2.39%
5 years	rr_AverageAnnualReturnYear05	4.39%
Since Inception date	rr_AverageAnnualReturnSinceInception	4.56%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2005
PL Portfolio Optimization Conservative Fund | (after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A (after taxes on distributions)
1 year	rr_AverageAnnualReturnYear01	(3.87%)
5 years	rr_AverageAnnualReturnYear05	2.18%
Since Inception date	rr_AverageAnnualReturnSinceInception	2.53%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
PL Portfolio Optimization Conservative Fund | (after taxes on distributions and sale of shares) | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A (after taxes on distributions and sale of shares)
1 year	rr_AverageAnnualReturnYear01	(1.85%)
5 years	rr_AverageAnnualReturnYear05	2.23%
Since Inception date	rr_AverageAnnualReturnSinceInception	2.50%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
PL Portfolio Optimization Conservative Fund | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since Inception date	rr_AverageAnnualReturnSinceInception	5.44%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
PL Portfolio Optimization Conservative Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.11%
5 years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception date	rr_AverageAnnualReturnSinceInception	3.63%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
PL Portfolio Optimization Conservative Fund | MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(12.14%)
5 years	rr_AverageAnnualReturnYear05	(4.72%)
Since Inception date	rr_AverageAnnualReturnSinceInception	3.87%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
PL Portfolio Optimization Conservative Fund | BofA Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	0.10%
5 years	rr_AverageAnnualReturnYear05	1.49%
Since Inception date	rr_AverageAnnualReturnSinceInception	2.08%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003
PL Portfolio Optimization Conservative Fund | PL Portfolio Optimization Conservative Composite Benchmark (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	PL Portfolio Optimization Conservative Composite Benchmark (reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	5.58%
5 years	rr_AverageAnnualReturnYear05	4.76%
Since Inception date	rr_AverageAnnualReturnSinceInception	5.01%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2003

[1]	The investment adviser has contractually agreed to limit certain "fund operating expenses" incurred by the fund that exceed an annual rate of 0.15% through 6/30/2015, and 0.30% from 7/1/2015 through 6/30/2022. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days' prior written notice by the Pacific Life Funds. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.
[2]	after Expense Reimbursement